Cover	Apr. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2025
Entity File Number	000-25053
Entity Registrant Name	THEGLOBE COM INC
Entity Central Index Key	0001066684
Entity Tax Identification Number	14-1782422
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	609 Main Street
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	214
Local Phone Number	369-5695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	TGLO
Entity Emerging Growth Company	false